Intangible Assets and Goodwill (Future Annual Amortization Expense) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 2,370
2018	3,026
2019	1,730
2020	1,367
2021	$ 1,036